Basis of Financial Statements - Income Tax (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Effective tax rate	12.90%	(1300.00%)	(3.20%)	29.30%